Net Loss Per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (1,718,747)	$ 302,306	$ (3,346,231)	$ (3,727,553)	$ (4,006,013)	$ (4,030,641)
Net income (loss) allocated to participating securities		35,591
Net income (loss) attributable to Snap Interactive, Inc. common stockholders - basic	$ (1,718,747)	$ 266,715	$ (3,346,231)	$ (3,727,553)
Basic shares:
Dilutive effect of equity awards		1,091,830
Weighted-average common shares outstanding	38,932,826	38,593,304	38,924,767	38,584,641
Diluted shares:
Weighted-average shares used to compute basic net loss per share					38,937,210	38,611,758
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance
Warrants and options as of beginning of period
Weighted-average shares used to compute diluted net loss per share	38,932,826	39,685,134	38,924,767	38,584,641
Net loss per share:
Basic	$ (0.04)	$ 0.01	$ (0.09)	$ (0.10)
Diluted	$ (0.04)	$ 0.01	$ (0.09)	$ (0.10)